Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (14.1%)

	Airlines (0.4%)

395,361	Air Canada Pass Through Trust Series 2015-1, Class B*µ 3.875%, 09/15/24	$ 400,694

66,666	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	67,661

249,810	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	277,156

188,048	Alaska Airlines Pass Through Trust Series 2020-1, Class B*µ 8.000%, 02/15/27	210,268

	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*

169,000	5.500%, 04/20/26	177,006

56,000	5.750%, 04/20/29	60,607

250,000	British Airways Pass Through Trust Series 2021-1, Class B* 3.900%, 03/15/33	253,943

204,731	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	242,308

81,000	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.* 8.000%, 09/20/25	91,380

93,222	UAL Pass Through Trust Series 2007-1 6.636%, 01/02/24	96,533

210,654	United Airlines Pass Through Trust Series 2014-2, Class B 4.625%, 03/03/24	215,779

126,306	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	125,216

		2,218,551

	Communication Services (1.6%)

405,000	Arrow Bidco, LLC* 9.500%, 03/15/24	415,797

265,000	Ashtead Capital, Inc.* 4.000%, 05/01/28	280,198

169,000	Beasley Mezzanine Holdings, LLC* 8.625%, 02/01/26	171,689

165,000	Brink’s Company* 5.500%, 07/15/25	173,943

195,000	Consolidated Communications, Inc.* 6.500%, 10/01/28	210,809

	CSC Holdings, LLC*

410,000	5.500%, 04/15/27	429,311

400,000	4.625%, 12/01/30	394,388

335,000	5.375%, 02/01/28	354,712

300,000	5.750%, 01/15/30	313,278

200,000	4.500%, 11/15/31	201,930

230,000	Cumulus Media New Holdings, Inc.*^ 6.750%, 07/01/26	242,376

PRINCIPAL AMOUNT		VALUE

	Diamond Sports Group, LLC / Diamond Sports Finance Company*

180,000	6.625%, 08/15/27	$ 72,369

151,000	5.375%, 08/15/26	87,852

25,000	DIRECTV Holdings, LLC / DIRECTV Financing Company, Inc.* 5.875%, 08/15/27	25,870

745,000	Embarq Corp. 7.995%, 06/01/36	835,778

	Entercom Media Corp.*^

113,000	6.750%, 03/31/29	115,435

100,000	6.500%, 05/01/27	103,111

132,000	Frontier Florida, LLC& 6.860%, 02/01/28	144,768

330,000	Frontier North, Inc.@ 6.730%, 02/15/28	359,225

	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*

195,000	3.500%, 03/01/29	195,374

69,000	5.250%, 12/01/27	72,527

80,000	Hughes Satellite Systems Corp. 5.250%, 08/01/26	89,640

	Intelsat Jackson Holdings, SA@

170,000	9.750%, 07/15/25*	96,198

130,000	5.500%, 08/01/23	71,752

400,000	LCPR Senior Secured Financing DAC* 6.750%, 10/15/27	427,832

123,355	Ligado Networks, LLC* 15.500%, 11/01/23 15.500% PIK rate	122,178

310,000	Lumen Technologies, Inc.* 4.000%, 02/15/27	319,154

200,000	Netflix, Inc.* 4.875%, 06/15/30	241,342

	Scripps Escrow II, Inc.*

111,000	3.875%, 01/15/29	111,157

56,000	5.375%, 01/15/31	56,044

312,000	Scripps Escrow, Inc.* 5.875%, 07/15/27	323,235

111,000	Shift4 Payments, LLC / Shift4 Payments Finance Sub, Inc.*^ 4.625%, 11/01/26	115,751

165,000	Sirius XM Radio, Inc.* 4.000%, 07/15/28	170,280

170,000	Spanish Broadcasting System, Inc.* 9.750%, 03/01/26	173,492

400,000	Sprint Capital Corp.^ 6.875%, 11/15/28	516,472

560,000	Sprint Corp. 7.125%, 06/15/24	644,907

215,000	Telecom Italia Capital, SA 6.000%, 09/30/34	247,304

305,000	United States Cellular Corp. 6.700%, 12/15/33	379,954

115,000	Windstream Services, LLC / Windstream Finance Corp.@& 7.750%, 10/01/21	1,236

		9,308,668

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Consumer Discretionary (2.3%)

230,000	American Axle & Manufacturing, Inc.^ 6.875%, 07/01/28	$ 249,297

	Ashton Woods USA, LLC / Ashton Woods Finance Company*

204,000	6.625%, 01/15/28	217,827

136,000	4.625%, 08/01/29	136,476

67,000	Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.*^ 5.375%, 03/01/29	69,878

345,000	Bally’s Corp.* 6.750%, 06/01/27	373,245

	Caesars Entertainment, Inc.*

112,000	8.125%, 07/01/27	123,410

112,000	6.250%, 07/01/25	118,372

350,000	Caesars Resort Collection, LLC / CRC Finco, Inc.*^ 5.250%, 10/15/25	352,954

	Carnival Corp.*

112,000	10.500%, 02/01/26^	128,414

56,000	7.625%, 03/01/26	59,448

260,000	Carriage Services, Inc.* 4.250%, 05/15/29	260,218

165,000	Carvana Company* 5.625%, 10/01/25	171,506

	CCO Holdings, LLC / CCO Holdings Capital Corp.*

735,000	5.125%, 05/01/27	769,876

245,000	4.750%, 03/01/30	260,031

125,000	5.000%, 02/01/28^	131,189

110,000	4.250%, 02/01/31	113,516

207,000	Cedar Fair, LP^ 5.250%, 07/15/29	210,887

	Century Communities, Inc.

345,000	6.750%, 06/01/27	369,119

190,000	5.875%, 07/15/25^	196,437

	DISH DBS Corp.

209,000	7.750%, 07/01/26	238,929

133,000	7.375%, 07/01/28^	144,064

163,000	Everi Holdings, Inc.* 5.000%, 07/15/29	166,852

140,000	Ford Motor Company 8.500%, 04/21/23	155,655

	Ford Motor Credit Company, LLC

350,000	4.063%, 11/01/24	371,752

350,000	4.000%, 11/13/30	370,769

315,000	4.134%, 08/04/25	337,592

315,000	3.664%, 09/08/24	330,526

	goeasy, Ltd.*

380,000	5.375%, 12/01/24	394,554

208,000	4.375%, 05/01/26	214,581

112,000	Goodyear Tire & Rubber Company* 5.000%, 07/15/29	118,104

111,000	Guitar Center, Inc.*& 8.500%, 01/15/26	118,677

345,000	International Game Technology, PLC* 6.250%, 01/15/27	392,406

	L Brands, Inc.

292,000	6.694%, 01/15/27	346,972

165,000	6.875%, 11/01/35	212,431

110,000	Liberty Interactive, LLC 8.500%, 07/15/29	126,314

PRINCIPAL AMOUNT		VALUE

169,000	Life Time, Inc.*^ 8.000%, 04/15/26	$ 177,163

	M/I Homes, Inc.

340,000	5.625%, 08/01/25	350,142

205,000	4.950%, 02/01/28	216,293

	Macy’s Retail Holdings, LLC

110,000	6.700%, 07/15/34*	117,059

55,000	5.125%, 01/15/42	50,376

114,000	Macy’s, Inc.* 8.375%, 06/15/25	124,380

	Mattel, Inc.*

135,000	5.875%, 12/15/27	147,857

28,000	3.750%, 04/01/29^	29,557

	Mclaren Finance, PLC*

350,000	5.750%, 08/01/22	350,000

260,000	7.500%, 08/01/26	264,415

260,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.* 4.875%, 05/01/29	262,392

169,000	Mohegan Gaming & Entertainment* 8.000%, 02/01/26	176,032

252,000	Newell Brands, Inc. 4.700%, 04/01/26	281,081

109,000	Penn National Gaming, Inc.*^ 4.125%, 07/01/29	107,491

553,000	Rite Aid Corp.* 8.000%, 11/15/26	555,782

	Royal Caribbean Cruises, Ltd.*

110,000	11.500%, 06/01/25	126,034

55,000	10.875%, 06/01/23	62,516

265,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed*^ 4.625%, 03/01/29	268,336

345,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	352,987

207,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	234,363

55,000	Viking Cruises, Ltd.* 13.000%, 05/15/25	63,839

260,000	Vista Outdoor, Inc.* 4.500%, 03/15/29	265,421

295,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	293,062

55,000	Williams Scotsman International, Inc.*^ 4.625%, 08/15/28	56,920

		13,285,776

	Consumer Staples (0.7%)

251,000	Central Garden & Pet Company* 4.125%, 04/30/31	256,788

	Edgewell Personal Care Company*

170,000	4.125%, 04/01/29	171,205

112,000	5.500%, 06/01/28	118,699

252,000	Energizer Holdings, Inc.*^ 4.375%, 03/31/29	253,472

225,000	Fresh Market, Inc.* 9.750%, 05/01/23	231,948

260,000	JBS USA LUX, SA / JBS USA Finance, Inc.* 6.750%, 02/15/28	286,109

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

109,000	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.* 6.500%, 04/15/29	$ 122,903

	Kraft Heinz Foods Company

335,000	4.375%, 06/01/46	385,846

56,000	4.250%, 03/01/31	64,566

56,000	3.875%, 05/15/27^	62,037

174,000	New Albertsons, LP 7.750%, 06/15/26	199,900

217,000	Performance Food Group, Inc.* 4.250%, 08/01/29	220,839

405,000	Pilgrim’s Pride Corp.* 5.875%, 09/30/27	433,609

	Post Holdings, Inc.*

310,000	5.750%, 03/01/27	323,330

160,000	4.625%, 04/15/30^	163,158

209,000	Prestige Brands, Inc.* 3.750%, 04/01/31	207,502

245,000	United Natural Foods, Inc.*^ 6.750%, 10/15/28	264,928

	Vector Group, Ltd.*

345,000	5.750%, 02/01/29	351,576

136,000	10.500%, 11/01/26	144,726

		4,263,141

	Energy (1.4%)

	Antero Resources Corp.*

81,000	7.625%, 02/01/29	88,792

56,000	5.375%, 03/01/30^	57,027

	Apache Corp.

223,000	5.100%, 09/01/40	239,422

127,000	4.875%, 11/15/27	136,787

112,000	4.625%, 11/15/25	120,521

15,087	Bonanza Creek Energy, Inc. 7.500%, 04/30/26	15,220

	Buckeye Partners, LP

205,000	3.950%, 12/01/26	208,417

135,000	5.850%, 11/15/43	137,427

168,000	ChampionX Corp. 6.375%, 05/01/26	175,980

	Cheniere Energy Partners, LP

295,000	5.625%, 10/01/26	305,107

55,000	4.000%, 03/01/31*^	58,230

112,000	Cheniere Energy, Inc. 4.625%, 10/15/28	118,359

	Continental Resources, Inc.^

230,000	3.800%, 06/01/24	241,516

170,000	4.375%, 01/15/28	190,021

410,000	DCP Midstream Operating, LP*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	385,863

3,142	Diamond Foreign Asset Company / Diamond Finance, LLC 13.000%, 04/22/27 13.000% PIK rate	3,152

114,000	DT Midstream, Inc.* 4.125%, 06/15/29	117,010

	Energy Transfer, LP‡

320,000	3.143%, 11/01/66 3 mo. USD LIBOR + 3.02%	264,090

162,000	6.500%, 11/15/26 5 year CMT + 5.69%	165,927

	EnLink Midstream Partners, LP

330,000	6.000%, 12/15/22‡ 3 mo. USD LIBOR + 4.11%	255,628

PRINCIPAL AMOUNT		VALUE

224,000	4.850%, 07/15/26	$ 234,472

	EQT Corp.

145,000	7.500%, 02/01/30	190,644

90,000	6.625%, 02/01/25	104,106

65,000	5.000%, 01/15/29	73,528

293,000	Genesis Energy, LP / Genesis Energy Finance Corp. 6.250%, 05/15/26	289,613

	Gulfport Energy Operating Corp.

215,000	6.375%, 05/15/25@	9,137

62,910	8.000%, 05/17/26^	67,391

	Laredo Petroleum, Inc.

229,000	10.125%, 01/15/28	242,715

57,000	7.750%, 07/31/29*	55,206

245,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.*^ 6.000%, 08/01/26	251,225

	Moss Creek Resources Holdings, Inc.*

135,000	10.500%, 05/15/27	129,758

135,000	7.500%, 01/15/26	122,279

113,000	Murphy Oil Corp. 6.375%, 07/15/28	119,695

	New Fortress Energy, Inc.*

113,000	6.500%, 09/30/26	114,344

111,000	6.750%, 09/15/25	113,378

125,000	Nine Energy Service, Inc.* 8.750%, 11/01/23	75,270

56,000	Oasis Midstream Partners, LP / OMP Finance Corp.* 8.000%, 04/01/29	58,598

	Occidental Petroleum Corp.

690,000	4.300%, 08/15/39	685,032

510,000	2.900%, 08/15/24	514,192

114,000	5.875%, 09/01/25^	126,480

60,000	Ovintiv, Inc.^ 6.500%, 08/15/34	80,156

130,000	Par Petroleum, LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	129,174

205,000	Parkland Corp. / Canada* 5.875%, 07/15/27	218,825

270,000	Plains All American Pipeline, LP‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	242,128

83,000	Range Resources Corp.* 8.250%, 01/15/29	92,004

147,000	Transocean, Inc.*^ 11.500%, 01/30/27	146,449

	Venture Global Calcasieu Pass, LLC*

55,000	4.125%, 08/15/31	56,738

55,000	3.875%, 08/15/29	56,226

112,000	Vine Energy Holdings, LLC* 6.750%, 04/15/29	117,066

135,000	Viper Energy Partners, LP* 5.375%, 11/01/27	141,651

220,000	W&T Offshore, Inc.* 9.750%, 11/01/23	211,886

128,000	Weatherford International, Ltd.* 11.000%, 12/01/24	132,622

		8,486,484

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Financials (2.7%)

	Acrisure, LLC / Acrisure Finance, Inc.*

552,000	7.000%, 11/15/25^	$ 561,732

333,000	6.000%, 08/01/29	333,250

168,000	Aethon United BR, LP / Aethon United Finance Corp.* 8.250%, 02/15/26	179,992

253,000	AG Issuer, LLC* 6.250%, 03/01/28	266,083

400,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer* 6.750%, 10/15/27	418,344

	Ally Financial, Inc.

195,000	4.700%, 05/15/26‡ 5 year CMT + 3.87	204,941

175,000	8.000%, 11/01/31	255,136

100,000	4.700%, 05/15/28‡ 7 year CMT + 3.48%	104,173

220,000	AmWINS Group, Inc.* 4.875%, 06/30/29	224,675

470,000	AssuredPartners, Inc.* 7.000%, 08/15/25	479,062

248,000	Aviation Capital Group, LLC* 3.500%, 11/01/27	264,147

226,000	BroadStreet Partners, Inc.* 5.875%, 04/15/29	230,398

709,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco LL*^ 5.750%, 05/15/26	738,168

	Credit Acceptance Corp.

237,000	5.125%, 12/31/24*^	245,195

230,000	6.625%, 03/15/26	243,377

70,000	Cushman & Wakefield US Borrower, LLC* 6.750%, 05/15/28	75,275

345,000	Donnelley Financial Solutions, Inc. 8.250%, 10/15/24	357,837

235,000	Enact Holdings, Inc.*^ 6.500%, 08/15/25	255,194

321,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	318,837

417,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	427,479

485,000	HUB International, Ltd.* 7.000%, 05/01/26	503,100

	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.

325,000	5.250%, 05/15/27	342,326

164,000	4.375%, 02/01/29	166,221

500,000	ILFC E-Capital Trust II*‡ 3.910%, 12/21/65 3 mo. USD LIBOR + 1.80%	423,425

465,000	Iron Mountain, Inc.*^ 5.250%, 03/15/28	487,766

	Jefferies Finance, LLC / JFIN Co- Issuer Corp.*

600,000	5.000%, 08/15/28	614,586

350,000	6.250%, 06/03/26	377,353

PRINCIPAL AMOUNT		VALUE

	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.*

447,000	5.250%, 10/01/25	$ 454,443

109,000	4.750%, 06/15/29	108,662

256,000	LD Holdings Group, LLC* 6.125%, 04/01/28	254,403

	Level 3 Financing, Inc.

260,000	5.375%, 05/01/25	266,092

235,000	4.250%, 07/01/28*	239,674

	LPL Holdings, Inc.*

277,000	4.000%, 03/15/29	281,734

82,000	4.375%, 05/15/31	84,167

487,000	MetLife, Inc.^ 6.400%, 12/15/66	624,543

	Navient Corp.

493,000	5.000%, 03/15/27^	514,426

260,000	4.875%, 03/15/28	262,491

	OneMain Finance Corp.

350,000	7.125%, 03/15/26	412,405

210,000	6.875%, 03/15/25	238,730

	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer*

134,000	7.500%, 06/01/25	145,343

110,000	5.875%, 10/01/28	117,434

140,000	PHH Mortgage Corp.* 7.875%, 03/15/26	143,900

260,000	Prospect Capital Corp.µ 3.706%, 01/22/26	270,093

100,000	Quicken Loans, LLC / Quicken Loans Co-Issuer, Inc.* 3.625%, 03/01/29	100,793

345,000	Radian Group, Inc. 4.875%, 03/15/27	375,232

260,000	RHP Hotel Properties, LP / RHP Finance Corp.* 4.500%, 02/15/29	262,964

162,000	RLJ Lodging Trust, LP* 3.750%, 07/01/26	164,333

135,000	SLM Corp. 4.200%, 10/29/25	146,295

365,000	Starwood Property Trust, Inc.^ 4.750%, 03/15/25	387,382

227,000	StoneX Group, Inc.* 8.625%, 06/15/25	246,828

	United Wholesale Mortgage, LLC*

167,000	5.500%, 11/15/25	172,269

113,000	5.500%, 04/15/29	112,568

272,000	VICI Properties, LP / VICI Note Company, Inc.*^ 3.750%, 02/15/27	280,367

	XHR, LP*

237,000	6.375%, 08/15/25	252,827

108,000	4.875%, 06/01/29	110,624

		16,129,094

	Health Care (1.3%)

112,000	Acadia Healthcare Company, Inc.* 5.000%, 04/15/29	117,895

500,000	Bausch Health Americas, Inc.* 8.500%, 01/31/27	541,580

	Bausch Health Companies, Inc.*

315,000	5.250%, 02/15/31^	295,498

245,000	5.000%, 01/30/28	234,512

96,000	5.000%, 02/15/29	90,792

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Centene Corp.

276,000	4.250%, 12/15/27	$ 291,122

111,000	3.000%, 10/15/30	115,544

113,000	Charles River Laboratories International, Inc.* 3.750%, 03/15/29	115,945

	CHS/Community Health Systems, Inc.*

435,000	6.125%, 04/01/30	441,316

295,000	8.000%, 03/15/26	316,441

127,000	6.875%, 04/15/29	133,831

	DaVita, Inc.*

335,000	4.625%, 06/01/30	346,410

163,000	3.750%, 02/15/31	158,713

	Encompass Health Corp.

110,000	4.750%, 02/01/30^	118,002

110,000	4.500%, 02/01/28	114,608

300,000	HCA, Inc. 7.500%, 11/06/33	428,865

200,000	Jazz Securities DAC* 4.375%, 01/15/29	208,826

480,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*@ 5.625%, 10/15/23	319,728

	Organon & Company / Organon Foreign Debt Co-Issuer, BV*

400,000	5.125%, 04/30/31	412,520

200,000	4.125%, 04/30/28	205,378

305,000	Team Health Holdings, Inc.*^ 6.375%, 02/01/25	284,788

	Tenet Healthcare Corp.

605,000	6.250%, 02/01/27*	631,015

365,000	6.875%, 11/15/31	418,608

345,000	4.875%, 01/01/26*	357,713

	Teva Pharmaceutical Finance Netherlands III, BV

615,000	2.800%, 07/21/23	610,185

495,000	6.000%, 04/15/24	520,888

		7,830,723

	Industrials (2.2%)

225,000	Abercrombie & Fitch Management Company* 8.750%, 07/15/25	249,161

260,000	ACCO Brands Corp.*^ 4.250%, 03/15/29	260,133

	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*

307,000	4.875%, 02/15/30	332,576

185,000	4.625%, 01/15/27	195,798

111,000	3.500%, 03/15/29	112,194

	Allison Transmission, Inc.*

190,000	4.750%, 10/01/27	198,548

55,000	3.750%, 01/30/31	55,052

54,000	Ambience Merger Sub, Inc.* 7.125%, 07/15/29	54,727

55,000	American Airlines Group, Inc.*^ 3.750%, 03/01/25	49,026

127,000	Arcosa, Inc.* 4.375%, 04/15/29	130,193

475,000	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	501,666

137,000	Avolon Holdings Funding, Ltd.*µ 5.250%, 05/15/24	150,900

PRINCIPAL AMOUNT		VALUE

206,000	Beacon Roofing Supply, Inc.*^ 4.125%, 05/15/29	$ 206,717

226,000	BWX Technologies, Inc.* 4.125%, 04/15/29	231,704

207,000	Cascades, Inc. / Cascades USA, Inc.*^ 5.125%, 01/15/26	219,406

	Delta Air Lines, Inc.

57,000	7.375%, 01/15/26	67,169

57,000	3.800%, 04/19/23^	58,899

	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*

56,000	4.750%, 10/20/28	62,771

28,000	4.500%, 10/20/25µ	30,162

168,000	Endure Digital, Inc.* 6.000%, 02/15/29	163,130

140,000	EnerSys* 4.375%, 12/15/27	146,665

260,000	Fly Leasing, Ltd. 5.250%, 10/15/24	263,903

112,000	GFL Environmental, Inc.* 3.750%, 08/01/25	115,384

	Golden Nugget, Inc.*

165,000	6.750%, 10/15/24	165,604

115,000	8.750%, 10/01/25^	121,278

124,000	Graham Packaging Company, Inc.* 7.125%, 08/15/28	132,767

140,000	Granite US Holdings Corp.*^ 11.000%, 10/01/27	156,433

	Graphic Packaging International, LLC*

175,000	4.750%, 07/15/27	189,903

102,000	3.500%, 03/01/29	101,736

56,000	Great Lakes Dredge & Dock Corp.* 5.250%, 06/01/29	57,828

516,000	H&E Equipment Services, Inc.* 3.875%, 12/15/28	512,455

122,000	HCRX Investments Holdco, LP* 4.500%, 08/01/29	124,613

340,000	Herc Holdings, Inc.* 5.500%, 07/15/27	357,360

	Howmet Aerospace, Inc.

200,000	5.125%, 10/01/24^	220,436

103,000	6.875%, 05/01/25	119,938

280,000	JELD-WEN, Inc.* 4.625%, 12/15/25	285,645

109,000	KeHE Distributors, LLC / KeHE Finance Corp.* 8.625%, 10/15/26	118,221

251,000	Ken Garff Automotive, LLC* 4.875%, 09/15/28	258,831

110,000	MasTec, Inc.* 4.500%, 08/15/28	116,086

143,000	Meritor, Inc.* 4.500%, 12/15/28	146,441

170,000	Moog, Inc.* 4.250%, 12/15/27	175,627

300,000	Nationstar Mortgage Holdings, Inc.* 5.500%, 08/15/28	305,358

272,000	Novelis Corp.* 4.750%, 01/30/30	290,050

260,000	Park-Ohio Industries, Inc. 6.625%, 04/15/27	264,597

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Patrick Industries, Inc.*

140,000	7.500%, 10/15/27	$152,347

112,000	4.750%, 05/01/29	114,380

275,000	Peninsula Pacific Entertainment, LLC / Peninsula Pacific Entertainment Finance In* 8.500%, 11/15/27	298,612

51,000	Picasso Finance Sub, Inc.* 6.125%, 06/15/25	54,107

240,000	QVC, Inc. 4.375%, 09/01/28	246,770

255,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC / Reynolds Group Issuer Lu* 4.000%, 10/15/27	255,056

185,000	Scientific Games International, Inc.* 5.000%, 10/15/25	190,302

112,000	SEG Holding, LLC / SEG Finance Corp.*^ 5.625%, 10/15/28	118,213

210,000	Sensata Technologies, Inc.* 3.750%, 02/15/31	212,102

	Sinclair Television Group, Inc.*

112,000	4.125%, 12/01/30	108,728

100,000	5.500%, 03/01/30^	100,451

	Standard Industries, Inc.*

225,000	5.000%, 02/15/27	233,116

56,000	4.375%, 07/15/30^	57,636

	Station Casinos, LLC*

455,000	4.500%, 02/15/28^	459,345

181,000	5.000%, 10/01/25	183,521

112,000	Stericycle, Inc.* 3.875%, 01/15/29	113,683

166,000	STL Holding Company, LLC* 7.500%, 02/15/26	175,178

200,000	TransDigm UK Holdings, PLC 6.875%, 05/15/26	211,346

	TransDigm, Inc.

205,000	7.500%, 03/15/27	217,497

200,000	6.250%, 03/15/26*	210,154

114,000	Tronox, Inc.* 4.625%, 03/15/29	116,138

	United Rentals North America, Inc.

110,000	3.750%, 01/15/32	110,000

56,000	3.875%, 02/15/31	57,702

195,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	199,181

	WESCO Distribution, Inc.*

136,000	7.125%, 06/15/25^	146,698

67,000	7.250%, 06/15/28	74,699

350,000	XPO Logistics, Inc.* 6.750%, 08/15/24	363,380

		12,857,433

	Information Technology (0.5%)

109,000	Booz Allen Hamilton, Inc.* 4.000%, 07/01/29	112,430

140,000	CDK Global, Inc.* 5.250%, 05/15/29	152,653

200,000	CommScope Technologies, LLC* 6.000%, 06/15/25	203,240

310,000	Dell International, LLC / EMC Corp.µ 6.020%, 06/15/26	373,221

PRINCIPAL AMOUNT		VALUE

138,000	Fair Isaac Corp.* 4.000%, 06/15/28	$ 144,400

245,000	KBR, Inc.* 4.750%, 09/30/28	249,388

245,000	MPH Acquisition Holdings, LLC*^ 5.750%, 11/01/28	238,312

113,000	NCR Corp.* 5.125%, 04/15/29	117,770

253,000	Nielsen Finance, LLC / Nielsen Finance Company* 4.500%, 07/15/29	255,543

167,000	ON Semiconductor Corp.* 3.875%, 09/01/28	174,006

204,000	Open Text Corp.* 3.875%, 02/15/28	211,164

113,000	Playtika Holding Corp.* 4.250%, 03/15/29	112,824

260,000	TTM Technologies, Inc.*^ 4.000%, 03/01/29	261,947

	Twilio, Inc.

150,000	3.625%, 03/15/29	154,290

57,000	3.875%, 03/15/31	59,647

260,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.* 3.875%, 02/01/29	260,504

		3,081,339

	Materials (0.6%)

140,000	Allegheny Technologies, Inc.^ 5.875%, 12/01/27	147,210

195,000	ArcelorMittal, SA 7.250%, 10/15/39	284,971

355,000	Clearwater Paper Corp.*^ 4.750%, 08/15/28	359,214

200,000	First Quantum Minerals, Ltd.*^ 7.250%, 04/01/23	203,864

	Freeport-McMoRan, Inc.

125,000	5.450%, 03/15/43	160,710

115,000	5.400%, 11/14/34	146,202

167,000	HB Fuller Company 4.250%, 10/15/28	171,085

226,000	Intertape Polymer Group, Inc.* 4.375%, 06/15/29	231,494

215,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	226,786

	Kaiser Aluminum Corp.*

135,000	4.625%, 03/01/28^	141,149

28,000	4.500%, 06/01/31	29,151

184,000	Mercer International, Inc.^ 5.125%, 02/01/29	187,897

	New Gold, Inc.*

86,000	6.375%, 05/15/25	88,775

57,000	7.500%, 07/15/27^	61,611

240,000	OCI, NV*^ 4.625%, 10/15/25	249,264

112,000	Owens-Brockway Glass Container, Inc.*^ 6.625%, 05/13/27	121,484

111,000	PBF Holding Company, LLC / PBF Finance Corp. 7.250%, 06/15/25	67,075

200,000	Silgan Holdings, Inc. 4.125%, 02/01/28	207,832

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

113,000		Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.* 5.125%, 04/01/29	$ 115,334

201,000		Univar Solutions USA, Inc.* 5.125%, 12/01/27	210,851

111,000		Valvoline, Inc.* 3.625%, 06/15/31	110,654

			3,522,613

		Real Estate (0.2%)

174,000		EPR Properties^ 3.750%, 08/15/29	176,716

		Forestar Group, Inc.*

187,000		5.000%, 03/01/28	194,927

55,000		3.850%, 05/15/26	55,838

166,000		iStar, Inc. 5.500%, 02/15/26	174,280

		Service Properties Trust

345,000		4.350%, 10/01/24	348,226

105,000		5.250%, 02/15/26	106,285

			1,056,272

		Utilities (0.2%)

175,000		NRG Energy, Inc. 6.625%, 01/15/27	181,365

330,000		PPL Capital Funding, Inc.^‡ 2.812%, 03/30/67 3 mo. USD LIBOR + 2.67%	323,575

		Talen Energy Supply, LLC*

140,000		10.500%, 01/15/26	96,643

70,000		7.250%, 05/15/27	63,908

260,000		TerraForm Power Operating, LLC* 5.000%, 01/31/28	281,533

			947,024

		TOTAL CORPORATE BONDS (Cost $79,541,220)	82,987,118

CONVERTIBLE BONDS (28.8%)

		Airlines (0.2%)

10,000,000	HKD	Cathay Pacific Finance III, Ltd. 2.750%, 02/05/26	1,286,862

		Communication Services (3.7%)

200,000	EUR	America Movil, BV 0.000%, 03/02/24	248,617

325,000		Bharti Airtel, Ltd.* 1.500%, 02/17/25	387,952

100,000	EUR	Cellnex Telecom, SA 1.500%, 01/16/26	222,938

20,000,000	JPY	CyberAgent, Inc. 0.000%, 02/19/25	250,333

2,881,000		Eventbrite, Inc.*µ 0.750%, 09/15/26	2,724,562

		iQIYI, Inc.

185,000		2.000%, 04/01/25	158,584

179,000		4.000%, 12/15/26	153,516

1,000,000		Kakao Corp. 0.000%, 04/28/23	1,517,520

		Liberty Media Corp.

4,210,000		0.500%, 12/01/50*	4,662,238

145,000		1.375%, 10/15/23	192,805

153,000		Liberty Media Corp. / Liberty Formula One 1.000%, 01/30/23	202,642

PRINCIPAL AMOUNT			VALUE

1,810,000		Live Nation Entertainment, Inc. 2.500%, 03/15/23	$ 2,359,715

1,745,000		Sea, Ltd. 2.375%, 12/01/25	5,424,437

		Snap, Inc.

612,000		0.000%, 05/01/27*	704,534

153,000		0.750%, 08/01/26	500,899

		Twitter, Inc.

407,000		0.000%, 03/15/26*	391,701

290,000		0.250%, 06/15/24^	402,152

800,000		Xiaomi Best Time International, Ltd. 0.000%, 12/17/27	831,952

165,000		Zynga, Inc. 0.250%, 06/01/24	220,501

			21,557,598

		Consumer Discretionary (9.7%)

203,000		Airbnb, Inc.*µ 0.000%, 03/15/26	190,268

152,000		Baozun, Inc. 1.625%, 05/01/24	138,442

2,869,000		Booking Holdings, Inc.^ 0.750%, 05/01/25	4,049,880

5,345,000		Cheesecake Factory, Inc.µ 0.375%, 06/15/26	5,014,144

100,000	EUR	Delivery Hero, SE 0.250%, 01/23/24	163,412

415,000		DISH Network Corp.µ 2.375%, 03/15/24	402,147

410,000		DraftKings, Inc.*µ 0.000%, 03/15/28	359,914

200,000	CHF	Dufry One, BV 0.750%, 03/30/26	211,521

161,000		Etsy, Inc.*µ^ 0.125%, 09/01/27	194,053

825,000		Expedia Group, Inc.*^ 0.000%, 02/15/26	887,057

80,000		Fiverr International, Ltd.* 0.000%, 11/01/25	108,914

9,700,000		Ford Motor Company*µ 0.000%, 03/15/26	10,394,035

4,500,000	EUR	Global Fashion Group, SA 1.250%, 03/15/28	5,322,802

100,000	EUR	HelloFresh, SE 0.750%, 05/13/25	203,056

937,000		Liberty Broadband Corp.*µ 2.750%, 09/30/50	1,005,944

		Liberty Interactive, LLC

270,000		4.000%, 11/15/29µ	208,070

160,000		3.750%, 02/15/30	123,430

296,000		MakeMyTrip, Ltd.* 0.000%, 02/15/28	299,220

7,135,000		Marriott Vacations Worldwide Corp.* 0.000%, 01/15/26	7,628,956

2,400,000		Meituan 0.000%, 04/27/28	2,230,992

216,000		NCL Corp., Ltd.* 5.375%, 08/01/25	341,829

100,000	GBP	Ocado Group, PLC 0.750%, 01/18/27	137,299

244,000		Peloton Interactive, Inc.* 0.000%, 02/15/26	230,890

339,000		Pinduoduo, Inc. 0.000%, 12/01/25	314,806

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

473,000		Royal Caribbean Cruises, Ltd. 4.250%, 06/15/23	$ 609,461

168,500	EUR	SEB, SA 0.000%, 11/17/21	363,379

2,799,000		Shake Shack, Inc.* 0.000%, 03/01/28	2,622,971

100,000	EUR	Shop Apotheke Europe, NV 0.000%, 01/21/28	113,403

162,000		Stride, Inc.*µ 1.125%, 09/01/27	148,091

17,000		Tesla, Inc. 2.000%, 05/15/24	188,402

9,160,000		Vail Resorts, Inc.*^ 0.000%, 01/01/26	9,248,944

314,000		Vroom, Inc.* 0.750%, 07/01/26	305,478

318,000		Wayfair, Inc.* 0.625%, 10/01/25	308,934

1,800,000	GBP	WH Smith, PLC 1.625%, 05/07/26	2,455,364

200,000	EUR	Zalando, SE 0.050%, 08/06/25	295,390

			56,820,898

		Consumer Staples (0.9%)

600,000		Carrefour, SAµ 0.000%, 03/27/24	616,722

20,000,000	JPY	Nippn Corp. 0.000%, 06/20/25	183,301

4,975,000	CAD	Premium Brands Holdings Corp. 4.200%, 09/30/27	4,458,479

179,000		Turning Point Brands, Inc. 2.500%, 07/15/24	213,896

			5,472,398

		Energy (0.1%)

273,000		Pioneer Natural Resources Company 0.250%, 05/15/25	401,635

		SunEdison, Inc.@

2,261,000		0.250%, 01/15/20	34,978

275,000		2.000%, 10/01/18	4,254

			440,867

		Financials (2.8%)

51,000,000	HKD	Citigroup Global Markets Funding Luxembourg SCA 0.000%, 05/28/24	7,304,390

192,000		Coinbase Global, Inc.*µ 0.500%, 06/01/26	193,857

600,000	EUR	Corestate Capital Holding, SA 1.375%, 11/28/22	630,553

100,000	GBP	Cornwall Jersey, Ltd. 0.750%, 04/16/26	127,648

150,000		GSK Finance No 3, PLC*µ 0.000%, 06/22/23	151,514

		JPMorgan Chase Bank NAµ

730,000		0.125%, 01/01/23*^	778,516

200,000		0.000%, 08/07/22	235,672

200,000	EUR	LEG Immobilien, SE 0.875%, 09/01/25	302,593

200,000	EUR	Oliver Capital Sarl 0.000%, 12/29/23	259,741

2,595,000		Realogy Group, LLC / Realogy Co-Issuer Corp.* 0.250%, 06/15/26	2,628,631

PRINCIPAL AMOUNT			VALUE

		SBI Holdings, Inc.

240,000,000	JPY	0.000%, 07/25/25	$ 2,381,689

20,000,000	JPY	0.000%, 09/13/23	187,696

700,000	EUR	SGX Treasury I Pte, Ltd. 0.000%, 03/01/24	870,490

210,000		Starwood Property Trust, Inc.µ 4.375%, 04/01/23	225,347

			16,278,337

		Health Care (2.0%)

197,000		Bridgebio Pharma, Inc.*µ 2.250%, 02/01/29	180,032

135,000		Coherus Biosciences, Inc.µ 1.500%, 04/15/26	135,171

142,000		Dexcom, Inc.µ 0.250%, 11/15/25	161,924

100,000	EUR	GN Store Nord AS 0.000%, 05/21/24	150,732

205,000		Haemonetics Corp.*µ 0.000%, 03/01/26	174,172

206,000		Halozyme Therapeutics, Inc.*µ 0.250%, 03/01/27	188,731

73,000		Innoviva, Inc.µ 2.500%, 08/15/25	81,356

232,000		Insulet Corp.µ 0.375%, 09/01/26	321,339

167,000		Integra LifeSciences Holdings Corp.µ 0.500%, 08/15/25	190,126

2,706,000		Jazz Investments I, Ltd.µ 2.000%, 06/15/26	3,508,194

2,740,000		LivaNova USA, Inc. 3.000%, 12/15/25	4,334,022

30,000,000	JPY	Menicon Company, Ltd. 0.000%, 01/29/25	325,257

181,000		NeoGenomics, Inc. 0.250%, 01/15/28	178,377

143,000		Novocure, Ltd.* 0.000%, 11/01/25	170,342

165,000		NuVasive, Inc. 0.375%, 03/15/25	160,593

376,000		Oak Street Health, Inc.* 0.000%, 03/15/26	398,207

145,000		Omnicell, Inc.* 0.250%, 09/15/25	228,405

		Pacira BioSciences, Inc.

135,000		0.750%, 08/01/25	148,551

26,000		2.375%, 04/01/22	27,765

171,000		Tabula Rasa HealthCare, Inc. 1.750%, 02/15/26	164,466

203,000		Teladoc Health, Inc. 1.250%, 06/01/27	218,666

			11,446,428

		Industrials (3.1%)

250,000		Air Canadaµ 4.000%, 07/01/25	381,488

2,700,000	EUR	Duerr, AG 0.750%, 01/15/26	4,194,900

5,920,000		JetBlue Airways Corp.*µ~ 0.500%, 04/01/26	5,855,176

2,781,000		John Bean Technologies Corp.*µ 0.250%, 05/15/26	2,999,003

161,000		Middleby Corp.* 1.000%, 09/01/25	251,847

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

2,623,000		Southwest Airlines Companyµ~ 1.250%, 05/01/25	$ 3,853,974

393,000		Sunrun, Inc.*^ 0.000%, 02/01/26	350,937

355,000		Uber Technologies, Inc.*^ 0.000%, 12/15/25	346,760

200,000		Vinci, SA 0.375%, 02/16/22	224,820

			18,458,905

		Information Technology (4.4%)

196,000		21Vianet Group, Inc.*^ 0.000%, 02/01/26	158,674

400,000	AUD	Afterpay, Ltd. 0.000%, 03/12/26	249,025

190,000		Akamai Technologies, Inc.µ 0.125%, 05/01/25	253,872

		Alteryx, Inc.µ

165,000		1.000%, 08/01/26	152,925

165,000		0.500%, 08/01/24	156,748

188,000		Bill.com Holdings, Inc.*µ 0.000%, 12/01/25	273,262

430,000		Coupa Software, Inc.µ 0.375%, 06/15/26	461,678

162,000		CyberArk Software, Ltd.µ 0.000%, 11/15/24	185,025

146,000		Datadog, Inc.µ 0.125%, 06/15/25	202,594

207,000		Dropbox, Inc.*µ 0.000%, 03/01/28	233,148

504,000	CAD	Dye & Durham, Ltd.* 3.750%, 03/01/26	409,025

206,000		Enphase Energy, Inc.*µ 0.000%, 03/01/28	208,938

411,000		Fastly, Inc.*µ 0.000%, 03/15/26	359,296

142,000		Five9, Inc.µ 0.500%, 06/01/25	229,665

2,400,000		Globalwafers Company, Ltd. 0.000%, 06/01/26	2,521,896

175,000		LivePerson, Inc.* 0.000%, 12/15/26	189,476

324,000		Lumentum Holdings, Inc. 0.500%, 12/15/26	356,371

451,000		Microchip Technology, Inc.^ 0.125%, 11/15/24	494,959

418,000		MicroStrategy, Inc.* 0.000%, 02/15/27	309,813

186,000		New Relic, Inc. 0.500%, 05/01/23	186,082

200,000	EUR	Nexi S.p.A 1.750%, 04/24/27	291,654

162,000		Nice, Ltd.*^ 0.000%, 09/15/25	183,885

241,000		Okta, Inc.^ 0.125%, 09/01/25	351,682

2,789,000		ON Semiconductor Corp.* 0.000%, 05/01/27	2,968,054

		Palo Alto Networks, Inc.

190,000		0.750%, 07/01/23	293,592

148,000		0.375%, 06/01/25	212,337

173,000		Pegasystems, Inc. 0.750%, 03/01/25	196,365

296,000		Repay Holdings Corp.* 0.000%, 02/01/26	294,857

PRINCIPAL AMOUNT			VALUE

320,000		RingCentral, Inc.* 0.000%, 03/15/26	$ 315,507

20,000,000	JPY	SCREEN Holdings Company, Ltd. 0.000%, 06/11/25	205,323

3,344,000		Shift4 Payments, Inc.* 0.000%, 12/15/25	4,350,912

68,000		Shopify, Inc. 0.125%, 11/01/25	89,663

145,000		Silicon Laboratories, Inc. 0.625%, 06/15/25	196,930

148,300	EUR	SOITEC 0.000%, 10/01/25	413,701

190,000		Splunk, Inc.µ^ 1.125%, 09/15/25	229,837

4,544,000		Square, Inc.*µ^ 0.250%, 11/01/27	5,361,693

200,000		Tyler Technologies, Inc.* 0.250%, 03/15/26	228,768

200,000		Win Semiconductors Corp. 0.000%, 01/14/26	203,370

318,000		Wix.com, Ltd.* 0.000%, 08/15/25	347,510

228,000		Workday, Inc. 0.250%, 10/01/22	369,143

170,000		Workiva, Inc. 1.125%, 08/15/26	297,095

265,000		Xero Investments, Ltd. 0.000%, 12/02/25	263,267

308,000		Zendesk, Inc. 0.625%, 06/15/25	419,783

145,000		Zscaler, Inc.µ 0.125%, 07/01/25	242,281

			25,919,681

		Materials (0.7%)

750,000		BASF, SEµ 0.925%, 03/09/23	752,715

2,565,000		Ivanhoe Mines, Ltd.*µ 2.500%, 04/15/26	3,208,841

100,000	EUR	Symrise, AG 0.238%, 06/20/24	159,960

10,000,000	JPY	Teijin, Ltd. 0.000%, 12/10/21	91,372

			4,212,888

		Real Estate (1.1%)

200,000	EUR	ANLLIAN Capital, Ltd. 0.000%, 02/05/25	377,688

310,000		ESR Cayman, Ltd. 1.500%, 09/30/25	340,073

400,000	EUR	Grand City Properties, SA 0.250%, 03/02/22	493,095

145,000		IH Merger Sub, LLCµ 3.500%, 01/15/22	259,406

		Redfin Corp.*

2,815,000		0.500%, 04/01/27	2,710,817

330,000		0.000%, 10/15/25	357,875

20,000,000	JPY	Relo Group, Inc. 0.000%, 12/17/27	187,607

1,400,000		Vingroup, JSC 3.000%, 04/20/26	1,505,084

			6,231,645

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

		Utilities (0.1%)

2,120,000	EUR	Voltalia, SA 1.000%, 01/13/25	$ 806,286

		TOTAL CONVERTIBLE BONDS (Cost $158,990,201)	168,932,793

U.S. GOVERNMENT AND AGENCY SECURITY (0.1%)

		Other (0.1%)

342,000		U.S. Treasury Noteµ 1.750%, 07/15/22 (Cost $347,263)	347,457

BANK LOANS (2.2%) ¡

		Airlines (0.1%)

190,000		AAdvantage Loyalty IP, Ltd.‡ 5.500%, 04/20/28 3 mo. LIBOR + 4.75%	195,629

284,288		United Airlines, Inc.‡ 4.500%, 04/21/28 1 mo. LIBOR + 3.75%	285,159

			480,788

		Communication Services (0.6%)

343,875		Clear Channel Outdoor Holdings, Inc.‡ 3.629%, 08/21/26 3 mo. LIBOR + 3.50%	334,455

221,063		CommScope, Inc.‡ 3.342%, 04/06/26 1 mo. LIBOR + 3.25%	219,266

139,231		Consolidated Communications, Inc.‡ 4.250%, 10/02/27 1 mo. LIBOR + 3.50%	138,935

147,381		CSC Holdings, LLC‡ 2.593%, 04/15/27 1 mo. LIBOR + 2.50%	145,775

620,000		DIRECTV Financing, LLC! 0.000%, 07/21/27	619,538

339,150		Frontier Communications Corp.‡ 4.500%, 05/01/28 3 mo. LIBOR + 3.75%	339,576

170,000		Frontier Communications Corp.! 0.000%, 05/01/28	170,213

235,081		iHeartCommunications, Inc.‡ 3.092%, 05/01/26 1 mo. LIBOR + 3.00%	232,289

631,800		Intelsat Jackson Holdings, SA@ 8.625%, 01/02/24	644,550

415,000		Intelsat Jackson Holdings, SA‡@ 8.750%, 01/02/24 3 mo. PRIME + 5.50%	423,744

			3,268,341

		Consumer Discretionary (0.4%)

110,000		At Home Group, Inc.! 0.000%, 06/24/28	110,137

55,000		At Home Group, Inc.‡ 4.750%, 06/24/28 3 mo. LIBOR + 4.25%	55,069

PRINCIPAL AMOUNT		VALUE

223,875	Life Time Fitness, Inc.‡ 5.750%, 12/16/24 3 mo. LIBOR + 4.75%	$ 224,016

318,368	Meredith Corp.‡ 5.250%, 01/31/25 3 mo. LIBOR + 4.25%	325,466

394,013	Petco Health and Wellness Company, Inc.‡ 4.000%, 03/03/28 3 mo. LIBOR + 3.25%	392,750

445,000	PetSmart, Inc.‡ 4.500%, 02/12/28 6 mo. LIBOR + 3.75%	445,389

167,680	Rent-A-Center, Inc.‡ 4.750%, 02/17/28 1 mo. LIBOR + 4.00%	168,518

85,000	Rent-A-Center, Inc.! 0.000%, 02/17/28	85,425

201,700	TKC Holdings, Inc.! 0.000%, 05/15/28	199,620

55,800	TKC Holdings, Inc.‡ 6.500%, 05/15/28 3 mo. LIBOR + 5.50%	55,225

385,000	WW International, Inc.‡ 4.000%, 04/13/28 1 mo. LIBOR + 3.500%	384,640

		2,446,255

	Consumer Staples (0.0%)

99,022	United Natural Foods, Inc.‡ 3.592%, 10/22/25 1 mo. LIBOR + 3.50%	98,836

	Energy (0.0%)

274,013	Par Pacific Holdings, Inc.‡ 6.870%, 01/12/26 3 mo. LIBOR + 6.75%	272,644

	Financials (0.1%)

300,000	Jazz Financing Lux Sarl‡ 4.000%, 05/05/28 1 mo. LIBOR + 3.50%	300,750

	Health Care (0.5%)

699,323	Amneal Pharmaceuticals, LLC‡ 3.625%, 05/04/25 1 mo. LIBOR + 3.50%	677,798

275,617	Endo Luxembourg Finance Company I Sarl‡ 5.750%, 03/27/28 3 mo. LIBOR + 5.00%	269,863

363,457	Gentiva Health Services, Inc.‡ 2.875%, 07/02/25 1 mo. LIBOR + 2.75%	362,550

104,071	Icon Luxembourg Sarl! 0.000%, 07/03/28	103,978

80,054	Icon Luxembourg Sarl‡ 3.000%, 07/03/28 3 mo. LIBOR + 2.50%	79,983

25,929	Icon Luxembourg Sarl! 0.000%, 07/03/28	25,906

19,946	Icon Luxembourg Sarl‡ 3.000%, 07/03/28 3 mo. LIBOR + 2.50%	19,928

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

302,181	Mallinckrodt International Finance, SA‡ 6.000%, 09/24/24 6 mo. LIBOR + 5.25%	$ 294,565

250,000	Padagis, LLC‡ 5.250%, 07/06/28 3 mo. LIBOR + 4.75%	250,781

603,330	Team Health Holdings, Inc.‡ 3.750%, 02/06/24 1 mo. LIBOR + 2.75%	585,513

		2,670,865

	Industrials (0.3%)

110,000	ACProducts, Inc.‡ 4.750%, 05/05/28 6 mo. LIBOR + 4.25%	109,459

140,000	Air Canada! 0.000%, 07/28/28	140,409

440,100	Berry Global, Inc.‡ 1.850%, 07/01/26 1 mo. LIBOR + 1.75%	435,463

217,800	BW Gas & Convenience Holdings, LLC‡ 4.000%, 03/17/28 1 mo. LIBOR + 3.50%	218,344

281,448	Dun & Bradstreet Corp.‡ 3.336%, 02/06/26 1 mo. LIBOR + 3.25%	279,425

206,372	Granite Holdings US Acquisition Company‡ 4.147%, 09/30/26 3 mo. LIBOR + 4.00%	206,372

189,807	RegionalCare Hospital Partners Holdings, Inc.‡ 3.842%, 11/16/25 1 mo. LIBOR + 3.75%	188,438

423,435	Scientific Games International, Inc.‡ 2.842%, 08/14/24 1 mo. LIBOR + 2.75%	417,761

68,428	TransDigm, Inc.‡ 2.342%, 12/09/25 1 mo. LIBOR + 2.25%	67,310

		2,062,981

	Information Technology (0.2%)

140,000	AP Core Holdings II, LLC! 0.000%, 07/21/27	139,563

304,129	Banff Merger Sub, Inc.‡ 3.842%, 10/02/25 1 mo. LIBOR + 3.75%	301,983

329,975	Camelot U.S. Acquisition 1 Company‡ 3.092%, 10/30/26 1 mo. LIBOR + 3.00%	327,211

154,225	Camelot U.S. Acquisition 1 Company‡ 4.000%, 10/30/26 1 mo. LIBOR + 3.00%	154,394

288,031	VFH Parent, LLC‡ 3.085%, 03/01/26 1 mo. LIBOR + 3.00%	286,334

		1,209,485

PRINCIPAL AMOUNT		VALUE

	Materials (0.0%)

197,500	Innophos, Inc.‡ 3.592%, 02/07/27 1 mo. LIBOR + 3.50%	$197,377

	TOTAL BANK LOANS (Cost $13,055,223)	13,008,322

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (9.9%)

	Communication Services (1.3%)

5,907	2020 Cash Mandatory Exchangeable Trust* 5.250%, 06/01/23	7,474,305

	Consumer Discretionary (1.8%)

55,100	Aptiv, PLCµ 5.500%, 06/15/23	10,345,576

	Energy (0.0%)

5	Gulfport Energy Operating Corp. 10.000%, 08/30/21 15.000% PIK rate	24,625

	Financials (1.2%)

162,700BRL	Banco Bradesco, SA 0.000%	757,543

417	Bank of America Corp.µ‡‡ 7.250%	616,972

60,618	KKR & Company, Inc.µ^ 6.000%, 09/15/23	5,033,719

413	Wells Fargo & Company‡ ‡‡ 7.500%	624,667

		7,032,901

	Health Care (1.8%)

2,030	Avantor, Inc.µ 6.250%, 05/15/22	234,769

5,293	Danaher Corp.µ 4.750%, 04/15/22	10,547,626

		10,782,395

	Industrials (1.7%)

27,200	Clarivate, PLC 5.250%, 06/01/24	2,472,480

62,608	Stanley Black & Decker, Inc.µ^ 5.250%, 11/15/22	7,387,744

		9,860,224

	Information Technology (0.8%)

2,971	Broadcom, Inc.µ~ 8.000%, 09/30/22	4,588,234

	Utilities (1.3%)

27,395	AES Corp.µ 6.875%, 02/15/24	2,777,305

3,391	American Electric Power Company, Inc.µ 6.125%, 03/15/22	170,466

3,250	DTE Energy Companyµ 6.250%, 11/01/22	166,725

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NUMBER OF SHARES			VALUE

4,476		Essential Utilities, Inc.µ 6.000%, 04/30/22	$ 271,469

		NextEra Energy, Inc.

69,293		4.872%, 09/01/22	4,072,350

4,936		6.219%, 09/01/23	256,129

			7,714,444

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $53,849,526)	57,822,704

COMMON STOCKS (85.9%)

		Communication Services (6.3%)

86,500		America Movil, SAB de CV - Class L^	1,440,225

2,082		Cumulus Media, Inc. - Class A#	24,547

25,500		Facebook, Inc. - Class A^#	9,085,650

1		Frontier Communications Parent, Inc.^#	30

3,555		Lumen Technologies, Inc.^	44,331

3,555	KRW	NAVER Corp.	1,339,884

96,000	EUR	Orange, SA	1,068,397

4,895		Sea, Ltd.^#	1,351,803

3,190	KRW	SK Telecom Company, Ltd.	835,569

158,170		Tencent Holdings, Ltd.^	9,680,004

29,100	HKD	Tencent Holdings, Ltd.	1,754,967

1,176,545	GBP	Vodafone Group, PLC	1,891,828

47,945		Walt Disney Company^~#	8,439,279

			36,956,514

		Consumer Discretionary (10.9%)

79,000	HKD	Alibaba Group Holding, Ltd.#	1,929,397

28,771		Alibaba Group Holding, Ltd.#	5,615,812

431,500	MXN	Alsea, SAB de CV#	870,533

4,465		Amazon.com, Inc.^#	14,857,692

14,500	CNY	China Tourism Group Duty Free Corp., Ltd. - Class A	542,324

2,300		Chipotle Mexican Grill, Inc. - Class A^#	4,285,912

162,100	BRL	CVC Brasil Operadora e Agencia de Viagens, SA#	694,059

22,850	INR	Dixon Technologies India, Ltd.#	1,323,689

45,000		DR Horton, Inc.^	4,294,350

39,000	TWD	Eclat Textile Company, Ltd.	851,486

90,000		General Motors Company#	5,115,600

6,035	KRW	Hyundai Motor Company	1,148,550

304,800	INR	Indian Hotels Company, Ltd.	591,787

19,400	INR	Jubilant Foodworks, Ltd.#	986,015

179,000	HKD	Li Ning Company, Ltd.	1,890,475

11,585	EUR	LVMH Moet Hennessy Louis Vuitton, SE	9,275,727

23,370		MakeMyTrip, Ltd.^#	665,110

640		MercadoLibre, Inc.#	1,003,968

55,900	ZAR	Mr Price Group, Ltd.	831,333

17,525		Newell Brands, Inc.^~	433,744

534,000	HKD	Samsonite International, SA*#	993,934

36,700	HKD	Shenzhou International Group Holdings, Ltd.	814,493

4,430		Tesla, Inc.^#	3,044,296

32,700		Trip.com Group, Ltd.#	847,911

15,400	HKD	Yum China Holdings, Inc.µ	943,696

			63,851,893

NUMBER OF SHARES			VALUE

		Consumer Staples (4.7%)

43,100		Celsius Holdings, Inc.#	$ 2,957,953

117,775		Coca-Cola Company^	6,716,708

12,900		Costco Wholesale Corp.	5,543,388

49,900	EUR	Danone, SA	3,670,319

2,600	CNY	Kweichow Moutai Company, Ltd. - Class A	677,195

70,494	HKD	L’Occitane International, SA	245,069

81,100		Mondelez International, Inc. - Class A	5,130,386

106,700	BRL	Raia Drogasil, SA	517,085

96,250	INR	Varun Beverages, Ltd.	980,803

300,700	MXN	Wal-Mart de Mexico, SAB de CV	990,639

			27,429,545

		Energy (3.2%)

1,405		Bonanza Creek Energy, Inc.^	54,050

11,178		Calfrac Well Services, Ltd.#	32,304

70,100	CAD	Canadian Natural Resources, Ltd.	2,313,255

2,577		Chaparral Energy, Inc. - Class A#	97,926

770		Chesapeake Energy Corp.	41,619

31,175		Chevron Corp.^~	3,173,927

1,028		Denbury, Inc.#	67,550

23,500		Devon Energy Corp.^~	607,240

5,899		Diamond Offshore Drilling, Inc.#	34,952

9,620		Energy Transfer, LP	94,853

10,420		Enterprise Products Partners, LP	235,179

1,826		EP Energy Corp.&#	180,774

59,900		Exxon Mobil Corp.~	3,448,443

1,462		Gulfport Energy Operating Corp.#	99,855

13,835		Lonestar Resources US, Inc.#	136,275

2,930		Magellan Midstream Partners, LP	136,538

506		Oasis Petroleum, Inc.^	46,405

33,900	INR	Reliance Industries, Ltd.	930,045

82,300	GBP	Royal Dutch Shell, PLC	1,654,309

93,075	EUR	Royal Dutch Shell, PLC - Class A	1,890,662

98,974		Schlumberger, NV~	2,853,420

4,189		Superior Energy Services, Inc.#	163,371

4,900		Targa Resources Corp.	206,339

4,287		Weatherford International, PLC#	74,765

791		Whiting Petroleum Corp.#	37,098

2,500		Williams Companies, Inc.^	62,625

			18,673,779

		Financials (14.4%)

87,600	HKD	AIA Group, Ltd.	1,048,201

406,550	IDR	Bank Central Asia, Tbk PT	839,264

761,400	IDR	Bank Jago, Tbk PT#	944,909

223,200		Bank of America Corp.~	8,561,952

625,000	TWD	Cathay Financial Holding Company, Ltd.	1,216,445

74,300	TWD	Chailease Holding Company, Ltd.	616,588

222,500	HKD	China Merchants Bank Company, Ltd. - Class H	1,692,680

282,400	ZAR	FirstRand, Ltd.	1,047,574

134,800	MXN	Grupo Financiero Banorte, SAB de CV - Class O	872,065

24,950	KRW	Hana Financial Group, Inc.	941,329

556,150	INR	HDFC Bank, Ltd.	10,691,774

15,300	HKD	Hong Kong Exchanges & Clearing, Ltd.	977,818

33,150	INR	Housing Development Finance Corp., Ltd.	1,091,911

122,780		ICICI Bank, Ltd.^	2,282,480

567,300	EUR	ING Groep, NV	7,278,852

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NUMBER OF SHARES			VALUE

1,314,000	EUR	Intesa Sanpaolo, S.p.A	$ 3,629,986

218,825		Itau Unibanco Holding, SA^	1,262,620

68,550		JPMorgan Chase & Company~	10,404,519

219,000	THB	Kasikornbank PCL	681,519

71,835		Morgan Stanley	6,894,723

82,700	EUR	NN Group, NV	4,111,543

16,300	HUF	OTP Bank Nyrt#	878,992

53,700		Sberbank of Russia, PJSC	893,031

61,950	INR	SBI Cards & Payment Services, Ltd.#	859,259

32,600	KRW	Shinhan Financial Group Company, Ltd.	1,104,917

304,570		UBS Group, AG^#	5,019,314

182,625		Wells Fargo & Companyµ~	8,389,793

			84,234,058

		Health Care (6.7%)

92,956	CNY	Aier Eye Hospital Group Company, Ltd. - Class A	848,791

214,606		Alcon, Inc.^	15,623,317

21,760		Eli Lilly & Company	5,298,560

5,400	CHF	Lonza Group, AG	4,204,577

81,600		Novo Nordisk, A/S	7,556,160

7,900	CNY	Shenzhen Mindray Bio-Medical Electronics Company, Ltd. - Class A	479,289

7,700		UnitedHealth Group, Inc.^	3,174,094

135,000	HKD	Wuxi Biologics Cayman, Inc.*#	2,062,024

			39,246,812

		Industrials (7.5%)

37,029	EUR	Alstom, SA#	1,535,827

67,600	ZAR	Barloworld, Ltd.	498,675

2,060		Boeing Company#	466,549

89,000		CAE, Inc.#	2,717,170

18,525		Caterpillar, Inc.	3,830,044

10,500	CNY	Contemporary Amperex Technology Company, Ltd. - Class A	901,110

83,600	EUR	Deutsche Post, AG	5,665,669

20,500	JPY	FANUC Corp.	4,591,335

242,500		General Electric Company	3,140,375

284,500	PHP	International Container Terminal Services, Inc.	885,008

45,694		McDermott International, Inc.#	15,125

48,500	EUR	Schneider Electric, SE	8,123,183

71,000	HKD	Techtronic Industries Company, Ltd.	1,266,092

17,265		Union Pacific Corp.	3,776,891

73,850		INR Voltas, Ltd.	1,053,631

36,500		Waste Management, Inc.µ	5,411,490

			43,878,174

		Information Technology (25.0%)

22,560		Accenture, PLC - Class Aµ	7,166,861

2,795	EUR	Adyen, NV*#	7,574,587

86,400		Apple, Inc.^	12,602,304

25,785		ASML Holding, NV^	19,770,391

60,000	JPY	Canon, Inc.	1,381,684

12,000	TWD	eMemory Technology, Inc.	564,412

32,600	JPY	Fujitsu, Ltd.	5,546,251

3,345		Globant, SA^#	799,990

254,000	TWD	Hon Hai Precision Industry Company, Ltd.	1,003,737

61,451		Infosys, Ltd.^	1,359,296

16,800	JPY	Keyence Corp.	9,357,642

NUMBER OF SHARES			VALUE

57,000	TWD	MediaTek, Inc.	$ 1,863,777

60,450		Microsoft Corp.^~	17,222,809

580,000	EUR	Nokia Oyj#	3,563,717

59,695		NVIDIA Corp.	11,639,928

101,770		Oracle Corp.~	8,868,238

103,610	KRW	Samsung Electronics Company, Ltd.	7,080,333

11,500	KRW	SK Hynix, Inc.	1,125,807

1,305,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	27,273,842

1,950		Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	227,448

125,953	BRL	TOTVS, SA	855,124

			146,848,178

		Materials (6.4%)

154,500	EUR	ArcelorMittal, SA	5,395,978

22,500	INR	Asian Paints, Ltd.	894,466

154,000	CAD	Barrick Gold Corp.^	3,352,549

881,900		Cemex, SAB de CV#	7,169,847

72,500	EUR	CRH, PLC	3,623,481

43,800	CAD	First Quantum Minerals, Ltd.	938,070

1,445	KRW	LG Chem, Ltd.	1,061,358

160,000	AUD	Newcrest Mining, Ltd.	3,092,407

3,630	KRW	POSCO	1,154,546

21,900		PPG Industries, Inc.	3,581,088

107,550	INR	Tata Steel, Ltd.	2,078,518

53,500	INR	UPL, Ltd.	580,299

41,500		Vale, SA - Class B^	872,330

918,300	CAD	Yamana Gold, Inc.	4,114,537

			37,909,474

		Real Estate (0.4%)

1,600,200	PHP	Ayala Land, Inc.	1,046,845

52,750	INR	Godrej Properties, Ltd.#	1,142,332

			2,189,177

		Utilities (0.4%)

45,801	EUR	Engie, SA#	611,228

10,500		Exelon Corp.	491,400

29,000	EUR	RWE, AG	1,031,114

1,576		Sempra Energy	205,905

			2,339,647

		TOTAL COMMON STOCKS (Cost $509,269,408)	503,557,251

WARRANTS (0.0%) #

		Energy (0.0%)

884		Chesapeake Energy Corp. 02/09/26, Strike $32.13	22,100

796		Chesapeake Energy Corp. 02/09/26, Strike $27.63	22,790

491		Chesapeake Energy Corp. 02/09/26, Strike $36.18	10,586

1,446		Denbury, Inc. 09/18/25, Strike $32.59	48,051

534		Denbury, Inc. 09/18/23, Strike $35.41	15,993

13,401		Mcdermott International, Ltd. 06/30/27, Strike $15.98	1

12,061		Mcdermott International, Ltd. 06/30/27, Strike $12.33	1

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NUMBER OF SHARES			VALUE

		TOTAL WARRANTS (Cost $284,653)	119,522

PREFERRED STOCKS (0.4%)

		Communication Services (0.1%)

9,750		United States Cellular Corp.µ 6.250%, 09/01/69	$ 270,855

		Consumer Discretionary (0.2%)

1,597		Guitar Center, Inc.	181,459

9,000	EUR	Porsche Automobil Holding, SE	974,080

1,066		Qurate Retail, Inc.µ 8.000%, 03/15/31	115,640

			1,271,179

		Energy (0.1%)

16,785		NuStar Energy, LP‡ 7.625%, 06/15/22 3 mo. USD LIBOR + 5.64%	391,090

4,725		NuStar Energy, LP‡ 8.500%, 12/15/21 3 mo. USD LIBOR + 6.77%	119,023

11,500		NuStar Logistics, LP‡ 6.860%, 01/15/43 3 mo. USD LIBOR + 6.73%	290,605

			800,718

		TOTAL PREFERRED STOCKS (Cost $2,862,734)	2,342,752

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

PURCHASED OPTIONS (3.1%) #

		Communication Services (1.4%)

62 16,706,086		Alphabet, Inc. Call, 01/21/22, Strike $1,500.00	7,462,630

137 3,783,392		Sea, Ltd. Call, 01/21/22, Strike $300.00	333,595

			7,796,225

		Consumer Discretionary (0.0%)

		Alibaba Group Holding, Ltd.

25 487,975		Call, 11/19/21, Strike $250.00	6,775

12 234,228		Call, 11/19/21, Strike $220.00	9,000

500 1,816,000		Coupang, Inc. Call, 01/21/22, Strike $45.00	137,500

			153,275

		Energy (0.0%)

195 2,834,715		Pioneer Natural Resources Company Call, 09/17/21, Strike $170.00	34,125

		Industrials (0.0%)

53 748,315	EUR	Schneider Electric, SE Call, 12/17/21, Strike 130.00	94,464

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

	Information Technology (0.1%)

95 5,905,485	Adobe, Inc. Call, 01/21/22, Strike $600.00	$570,000

550 2,775,300	Kraneshares Csi China Internet Call, 01/21/22, Strike $60.00	139,700

		709,700

	Other (1.6%)

	Invesco QQQ Trust Series

2,625 95,699,625	Put, 01/21/22, Strike $298.00	1,550,063

1,140 41,560,980	Put, 09/30/21, Strike $335.00	474,240

895 32,629,015	Call, 01/21/22, Strike $347.00	2,902,037

2,450 12,642,000	iShares MSCI Emerging Markets Put, 09/30/21, Strike $53.00	602,700

	SPDR S&P 500 ETF Trust

2,075 90,990,825	Put, 01/21/22, Strike $378.00	1,645,475

945 41,439,195	Put, 09/30/21, Strike $405.00	406,350

530 23,241,030	Call, 01/21/22, Strike $440.00	996,930

2,325 6,689,025	VanEck Vectors Russia ETF Call, 01/21/22, Strike $27.00	639,375

750 2,824,500	Xtrackers Harvest CSI 300 China A ETF Call, 01/21/22, Strike $40.00	94,500

		9,311,670

	TOTAL PURCHASED OPTIONS (Cost $13,293,157)	18,099,459

TOTAL INVESTMENTS (144.5%) (Cost $831,493,385)		847,217,378

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-11.1%)		(65,000,000)

LIABILITIES, LESS OTHER ASSETS (-33.4%)		(195,917,092)

NET ASSETS (100.0%)		$586,300,286

WRITTEN OPTIONS (-1.0%) #

	Other (-1.0%)

895 32,629,015	Invesco QQQ Trust Series Call, 01/21/22, Strike $331.00	(3,974,695)

530 23,241,030	SPDR S&P 500 ETF Trust Call, 01/21/22, Strike $420.00	(1,729,390)

	TOTAL WRITTEN OPTIONS (Premium $3,063,195)	(5,704,085)

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $91,887,324.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
&	Illiquid security.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2021.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options and securities sold short. The aggregate value of such securities is $26,353,594.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
‡‡	Perpetual maturity.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PHP	Philippine Peso
THB	Thai Baht
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2021

	Value	% of Total Investments
US Dollar	$588,953,623	70.0%
European Monetary Unit	85,003,204	10.1%
New Taiwan Dollar	33,390,287	4.0%
Japanese Yen	24,689,490	2.9%
Hong Kong Dollar	24,210,098	2.9%
Indian Rupee	23,204,529	2.8%
South Korean Won	15,792,293	1.9%
Canadian Dollar	15,585,915	1.9%
British Pound Sterling	6,266,448	0.7%
Swiss Franc	4,416,098	0.5%
Chinese Yuan Renminbi	3,448,709	0.4%
Australian Dollar	3,341,432	0.4%
Brazilian Real	2,823,811	0.3%
Mexican Peso	2,733,237	0.3%
South African Rand	2,377,582	0.3%
Philippine Peso	1,931,853	0.2%
Indonesian Rupiah	1,784,173	0.2%
Hungarian Forint	878,992	0.1%
Thai Baht	681,519	0.1%

Total Investments Net of Written Options	$841,513,293	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Global Dynamic Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 10, 2007 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 27, 2007.

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

In March 2017, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium. The Fund adopted ASU2017-08 as of November 1, 2019, with no material impact on the Fund’s Schedule of Investments.

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at July 31, 2021 was as follows*:

Cost basis of investments	$828,430,190

Gross unrealized appreciation	97,871,209

Gross unrealized depreciation	(84,788,106)

Net unrealized appreciation (depreciation)	$13,083,103

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Short Sales

Securities sold short represent obligations to deliver the securities at a future date. The Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are disclosed as an expense on the Statement of Operations. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

Note 4 – Mandatory Redeemable Preferred Shares

On September 6, 2017, the Fund issued 2,600,000 mandatory redeemable preferred shares (“MRPS”) with an aggregate liquidation preference of $65.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into three series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at July 31, 2021.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A	9/06/22	3.70%	860	$25	$21,500,000
Series B	9/06/24	4.00%	860	$25	$21,500,000
Series C	9/06/27	4.24%	880	$25	$22,000,000
				Total	$65,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Previously, the MRPS had been assigned a rating of “AA” by Fitch Ratings, Inc. (“Fitch”). As of December 17, 2020, Kroll Bond Rating Agency LLC (“Kroll”) replaced Fitch as the rating agency for the MRPS. The MRPS have been assigned a rating of `AA-’ by Kroll. If the ratings of the MRPS are downgraded, the Fund’s dividend expense may increase, as described below.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA-” by Kroll. If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Fitch (or lower than the equivalent of such rating by any other rating agency providing a rating pursuant to the request of the Fund, such as Kroll), the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” within the Statement of Operations.

The MRPS rank junior to the Fund’s borrowings under the SSB Agreement and senior to the Fund’s outstanding common stock. The Fund may, at its option, subject to various terms and conditions, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends, plus a make whole premium equal to the discounted value of the remaining scheduled payments. Each class of MRPS is subject to mandatory redemption on the term redemption date specified in the table above. Periodically, the Fund is subject to an overcollateralization test based on applicable rating agency criteria (the “OC Test”) and an asset coverage test with respect to its outstanding senior securities (the “AC Test”). The Fund may be required to redeem MRPS before their term redemption date if it does not comply with one or both tests. So long as any MRPS are outstanding, the Fund may not declare, pay or set aside for payment cash dividends or other distributions on shares of its common stock unless (1) the Fund has satisfied the OC Test on at least one testing date in the preceding 65 days, (2) immediately after such transaction, the Fund would comply with the AC Test, (3) full cumulative dividends on the MRPS due on or prior to the date of such transaction have been declared and paid and (4) the Fund has redeemed all MRPS required to have been redeemed on such date or has deposited funds sufficient for such redemption, subject to certain grace periods and exceptions.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.